SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 15. SUBSEQUENT EVENTS

Nanyang Conversion

On October 13, 2021, $100,000 of Nanyang’s convertible notes were converted into 1,000,000,000 shares of common stock.

BD1 Common Stock SPA – Tranche 2 Closing

Between October 29 and November 5, 2021, the Company received aggregate payments of $5,000,000 and issued 333,333,336 total shares of common stock for the second tranche of the BD1 Common Stock SPA.

NOTE 22. SUBSEQUENT EVENTS

The Company was in a dormant status for most of 2020 due to financial constraints as well as delays in reorganization and fund-raising efforts due to the impact of COVID-19. Below is the sequence of events subsequent to December 31, 2020 through the Audit Report date of May 13, 2021:

Series 1A Preferred Stock – Tranche 2 Closing

On January 4, 2021, the Company entered into a securities purchase agreement (“Series 1ATranche 2 SPA”) with TubeSolar AG, a developer of photovoltaic thin-film tubes to enable additional application opportunities in solar power generation compared to conventional solar modules (“TubeSolar”). Pursuant to the Series 1A Tranche 2 SPA, the Company sold 2,500 shares of Series 1A Preferred Stock to TubeSolar and received $2,500,000 of gross proceeds on January 5, 2021. There are no registration rights applicable to the Series 1A Preferred Stock.

Common Stock Purchase Agreement

On March 4, 2021, the Company entered into a common stock purchase agreement with Baybridge Capital Fund, LP, a private investor (“BBCF”) for the placement of 75,000,000 shares of the Company’s Common Stock (the “Shares”) at a fixed price of $0.04 per share. On March 9, 2021, the Company sold the Shares to BBCF in exchange for $3,000,000 of gross proceeds.

Global Ichiban Settlement Agreement

On March 9, 2021, the Company entered into a settlement agreement (“Settlement”) with our current secured promissory note holder, Global Ichiban Limited (“Global”). Pursuant to the Settlement, the Company issued 168,000,000 shares of Common Stock of the Company (“Settlement Shares”) to Global in exchange for the cancellation of the outstanding secured promissory note of $5,800,000 (the “Secured Note”). The Secured Note, which was originally scheduled to mature on September 30, 2022, had a variable-rate conversion feature that entitled Global to convert into shares of Common Stock of the Company at 80% of the 5-day average closing bid-price prior to any conversion. The Secured Note also had a lien on substantially all of the Company’s assets including intellectual properties. Following the Settlement, the lien shall be removed and all of the Company’s assets shall be unencumbered going forward.